Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2022
Revenues
Gain (loss) on derivative instruments, net	$ 340,808	$ 1,900,662	$ (1,436,100)	$ (180,063)	$ (673,057)	$ 51,957	$ (4,793,790)
Other revenue	50,738	98,452	143,714	359,270	461,435	520,451	255,952
Total revenues	2,975,661	7,364,346	5,278,459	15,708,240	20,322,608	24,238,482	35,403,940
Expenses
Production taxes, transportation and processing	226,062	489,524	602,449	1,326,789	1,774,310	2,117,800	3,484,477
Lease operating	1,453,367	2,136,732	2,449,140	6,530,431	7,354,304	8,692,752	8,418,739
Depletion, depreciation and amortization	352,127	507,626	426,838	1,506,242	1,285,830	1,497,749	1,613,402
Accretion of asset retirement obligations	11,062	10,395	200,789	83,926	809,423	848,040	1,575,296
General and administrative	3,553,117	2,235,263	981,751	6,868,749	3,111,130	3,700,267	2,953,202
Acquisition costs	9,999,860
Total expenses	15,595,595	5,379,540	4,660,967	16,316,137	14,334,997	16,856,608	18,045,116
Operating income (loss)	(12,619,934)	1,984,806	617,492	(607,897)	5,987,611	7,381,874	17,358,824
Other Income (expenses)
Net loss on asset sales and impairment						(816,011)
Change in fair value of warrant liability	187,704	(137,911)		(484,799)
Change in fair value of FPA liability	3,268,581	(4,209,294)		(4,534,766)
Amortization of debt discount	(1,191,553)	(507,701)		(1,982,958)
Interest expense	(1,043,312)	(1,841,848)	(554,262)	(5,732,747)	(1,429,200)	(1,834,208)	(1,076,060)
Interest income	6,736	14,852	92,520	44,214	266,771	313,401
Gain on extinguishment of liabilities				1,720,000
Loss on sale of assets			(816,011)		(816,011)
Insurance policy recovery							2,000,000
Other Income (expense)	2,937		9,109	1,506	(74,692)	(74,193)	13,238
Total other income (expenses)	1,231,093	(6,681,902)	(1,268,644)	(10,969,550)	(2,053,132)	(2,411,011)	937,178
Loss before income taxes	(11,388,841)	(4,697,096)	(651,152)	(11,577,447)	3,934,479	4,970,863	18,296,002
Income tax (provision) benefit	2,387,639	855,925		2,404,979
Net income (loss)	(9,001,202)	(3,841,171)	(651,152)	(9,172,468)	3,934,479	4,970,863	18,296,002
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to EON Resources, Inc.	$ (9,001,202)	$ (3,841,171)	$ (651,152)	$ (9,172,468)	$ 3,934,479	$ 4,970,863	$ 18,296,002
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131	5,733,857		5,483,959
Weighted average share outstanding, common stock - diluted (in Shares)	5,235,131	5,733,857		5,483,959
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (1.72)	$ (0.67)		$ (1.67)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (1.72)	$ (0.67)		$ (1.67)
Crude Oil
Revenues
Revenues	$ 2,513,197	$ 5,275,254	$ 6,314,104	$ 15,132,363	$ 19,814,847	$ 22,856,521	$ 37,982,367
Natural Gas and Natural Gas Liquids
Revenues
Revenues	$ 70,918	$ 89,978	$ 256,741	$ 396,670	$ 719,383	$ 809,553	$ 1,959,411